UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

Albany, NY                                           12207-1002
(Address of principal executive offices)                                        (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Value Fund

		Schedule of Investments
		March 31, 2012 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
313,515	Dole Food Company Inc. *	$ 3,128,880	1.11%

Agriculture Production - Livestock & Animal Specialties
69,600	Cal-Maine Foods, Inc.	2,662,896	0.95%

Apparel & Other Finished Products of Fabrics & Similar Material
106,500	True Religion Apparel, Inc. *	2,918,100	1.04%

Chemical & Allied Products
62,548	Innospec Inc. *	1,900,208
236,000	Olin Corp.	5,133,000
		7,033,208	2.50%

Computer Communications Equipment
473,425	Emulex Corporation *	4,914,150
456,000	QLogic Corp. *	8,098,560
		13,012,710	4.63%

Construction - Special Trade Contractors
267,402	Matrix Service Co. *	3,746,302	1.33%

Crude Petroleum & Natural Gas
342,044	McMoRan Exploration Co. *	3,659,871
525,875	PetroQuest Energy Inc. *	3,228,872
536,300	Resolute Energy Corporation *	6,103,094
132,370	Venoco, Inc. *	1,434,891
		14,426,728	5.13%

Drilling Oil & Gas Wells
99,100	Atwood Oceanics Inc. *	4,448,599	1.58%

Electrical Work
146,100	EMCOR Group Inc.	4,049,892	1.44%

Electronic Components & Accessories
653,100	Vishay Intertechnology Inc.*	7,941,696	2.83%

Fabricated Plater Work (Boiler Shops)
183,573	Global Power Equipment Group Inc. *	5,084,972	1.81%

Fire, Marine & Casualty Insurance
155,500	Aspen Insurance Holdings Limited (Bermuda)	4,344,670
198,500	Montpelier Re Holdings Ltd. (Bermuda)	3,835,020
		8,179,690	2.91%

In Vitro & In Vivo Diagnostic Substances
202,100	Myriad Genetics, Inc. *	4,781,686	1.70%

Industrial Inorganic Chemicals
19,100	Tronox Inc. *	3,328,175	1.18%

Industrial Organic Chemicals
168,352	Sensient Technologies Corp.	6,397,376	2.28%

Laboratory Analytical Instruments
141,875	PerkinElmer Inc.	3,924,263	1.40%

Life Insurance
23,044	National Western Life Insurance Co. Class A	3,154,032	1.12%

Motor Vehicle Parts & Accessories
150,700	Superior Industries International Inc.	2,944,678	1.05%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
411,026	Symmetry Medical, Inc. *	2,905,954	1.03%

Pharmaceutical Preparations
135,200	Endo Pharmaceuticals Holdings Inc. *	5,236,296
284,430	Vanda Pharmaceuticals, Inc. *	1,362,420
		6,598,716	2.35%

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
314,800	Chemtura Corp. *	5,345,304	1.90%

Retail - Apparel & Accessory Stores
114,500	Express Inc. *	2,860,210
71,600	The Men's Wearhouse, Inc.	2,775,932
		5,636,142	2.01%

Retail - Family Clothing Stores
213,625	American Eagle Outfitters, Inc.	3,672,214	1.31%

Retail - Miscellaneous Retail
147,475	EZCORP Inc. Class A *	4,787,039	1.70%

Retail - Retail Stores, NEC
74,150	IAC/InterActiveCorp.	3,640,024	1.30%

Retail - Shoe Stores
93,500	Foot Locker, Inc.	2,903,175	1.03%

Retail - Variety Stores
86,400	Big Lots Inc. *	3,716,928	1.32%

Savings Institution, Federally Chartered
227,400	Capitol Federal Financial	2,701,512
282,919	SI Financial Group, Inc.	3,230,935
273,900	United Financial Bancorp	4,333,098
258,200	Viewpoint Financial Group	3,971,116
358,500	Westfield Financial Inc.	2,835,735
		17,072,396	6.09%

Secondary Smelting & Refining of Nonferrous Metals
1,044,700	Metalico Inc. *	4,460,869	1.59%

Security Brokers, Dealers & Flotation Companies
506,425	Knight Capital Group Inc. Class A *	6,517,690	2.32%

Semiconductors & Related Devices
56,848	Diodes Incorporated *	1,317,737
370,225	Kulicke & Soffa Industries Inc. * (Singapore)	4,601,897
139,600	Microsemi Corporation *	2,993,024
451,050	TriQuint Semiconductor, Inc. *	3,107,734
		12,020,392	4.28%

Services - Business Services
153,700	Lender Processing Services, Inc.	3,996,200
482,377	Premiere Global Services Inc. *	4,360,688
		8,356,888	2.97%

Services - Computer Integrated Systems Design
618,400	Convergys Corp. *	8,255,640	2.94%

Services - Hospitals
164,550	Magellan Health Services Inc. *	8,031,685
68,000	MEDNAX, Inc. *	5,057,160
		13,088,845	4.66%

Services - Motion Picture Theaters
586,055	Regal Entertainment Group Class A	7,970,348	2.84%

Services - Prepackaged Software
515,300	Actuate Corporation *	3,236,084
391,925	Compuware Corp. *	3,601,791
		6,837,875	2.43%

Special Industry Machinery
61,962	Cymer, Inc. *	3,098,100	1.10%

Sporting & Athletic Goods, NEC
389,900	Callaway Golf Co.	2,635,724	0.94%

Transportation Services
103,700	GATX Corp.	4,179,110	1.49%

Wholesale - Chemicals & Allied Products
120,931	Innophos Holdings Inc.	6,061,062	2.16%

Wholesale - Electronic Parts & Equipment, NEC
474,600	Brightpoint, Inc. *	3,820,530	1.36%

Wholesale - Machinery, Equipment & Supplies
126,192	Applied Industrial Technologies	5,190,277	1.85%

Wholesale - Miscellaneous Durable Goods
99,900	Schnitzer Steel Industries, Inc. Class A	3,986,010	1.42%

Total for Common Stock (Cost $206,313,097)		$ 253,921,135	90.38%

REAL ESTATE INVESTMENT TRUSTS
933,400	Anworth Mortgage Asset Corp.	6,141,772
342,400	MFA Financial, Inc.	2,557,728
104,800	Mid-America Apartment Communities Inc.	7,024,744
Total for Real Estate Investment Trusts (Cost $14,199,871)		15,724,244	5.60%

MONEY MARKET FUNDS
17,566,202	SEI Daily Income Treasury Government CL B 0.02%**	17,566,202	6.24%
(Cost $17,566,202)

Total Investment Securities		287,211,581	102.22%
	(Cost $238,079,170)

Liabilities In Excess of Other Assets		(6,248,381)	-2.22%

Net Assets		$ 280,963,200	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2012.

See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund

		Schedule of Investments
		March 31, 2012 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
10,357	Dole Food Company Inc. *	$ 103,363	2.02%

Agriculture Production - Livestock & Animal Specialties
2,400	Cal-Maine Foods, Inc.	91,824	1.80%

Biological Products, (No Diagnostic Substances)
3,500	Life Technologies Corporation *	170,870	3.34%

Computer Communications Equipment
15,300	Emulex Corporation *	158,814
15,800	QLogic Corp. *	280,608
		439,422	8.59%

Construction - Special Trade Contractors
9,300	Matrix Service Co. *	130,293	2.55%

Crude Petroleum & Natural Gas
18,400	PetroQuest Energy Inc. *	112,976
4,600	Venoco, Inc. *	49,864
		162,840	3.18%

Electrical Work
5,000	EMCOR Group Inc.	138,600	2.71%

Industrial Organic Chemicals
5,800	Sensient Technologies Corporation	220,400	4.31%

Laboratory Analytical Instruments
4,800	PerkinElmer Inc.	132,768	2.60%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
14,400	Symmetry Medical, Inc. *	101,808	1.99%

Pharmaceutical Preparations
4,600	Endo Pharmaceuticals Holdings Inc. *	178,158	3.48%

Retail - Apparel & Accessory Stores
3,900	Express Inc. *	97,422
2,500	The Men's Wearhouse, Inc.	96,925
		194,347	3.80%

Retail - Family Clothing Stores
6,800	American Eagle Outfitters, Inc.	116,892	2.29%

Retail - Miscellaneous Retail
4,800	EZCORP Inc. Class A *	155,808	3.05%

Retail - Retail Stores, NEC
2,600	IAC/InterActiveCorp.	127,634	2.50%

Retail - Shoe Stores
3,300	Foot Locker, Inc.	102,465	2.00%

Retail - Variety Stores
2,400	Big Lots Inc. *	103,248	2.02%

Security Brokers, Dealers & Flotation Companies
17,200	Knight Capital Group Inc. Class A *	221,364	4.33%

Semiconductors & Related Devices
11,500	Kulicke & Soffa Industries Inc. * (Singapore)	142,945
4,900	Microsemi Corporation *	105,056
15,200	TriQuint Semiconductor, Inc. *	104,728
		352,729	6.90%

Services - Business Services
16,700	Premiere Global Services Inc. *	150,968	2.95%

Services - Computer Integrated Systems Design
21,000	Convergys Corp. *	280,350	5.48%

Services - Hospitals
5,500	Magellan Health Services Inc. *	268,455
2,700	MEDNAX, Inc. *	200,799
		469,254	9.18%

Services - Motion Picture Theaters
19,700	Regal Entertainment Group Class A	267,920	5.24%

Service - Prepackaged Software
13,500	Compuware Corp. *	124,065	2.43%

Sporting & Athletic Goods, NEC
13,500	Callaway Golf Co.	91,260	1.78%

Total for Common Stock (Cost $3,538,241)		$ 4,628,650	90.52%

REAL ESTATE INVESTMENT TRUSTS
3,600	Mid-America Apartment Communities Inc.	241,308
Total for Real Estate Investment Trusts (Cost $165,536)		241,308	4.72%

MONEY MARKET FUNDS
283,808	SEI Daily Income Treasury Government CL B 0.02%**	283,808	5.55%
(Cost $283,808)

Total Investment Securities		5,153,766	100.79%
	(Cost $3,987,585)

Liabilities In Excess of Other Assets		(40,485)	-0.79%

Net Assets		$ 5,113,281	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2012.

See accompanying notes to Schedules of Investments

Paradigm Select Fund

		Schedule of Investments
		March 31, 2012 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
10,752	Dole Food Company Inc. *	$ 107,305	1.02%

Agriculture Production - Livestock & Animal Specialties
2,400	Cal-Maine Foods, Inc.	91,824	0.87%

Biological Products, (No Diagnostic Substances)
4,300	Life Technologies Corporation *	209,926	1.99%

Chemical & Allied Products
1,800	Innospec Inc. *	54,684
7,000	Olin Corp.	152,250
		206,934	1.96%

Computer & Office Equipment
5,200	Lexmark International, Inc.	172,848	1.64%

Computer Communications Equipment
13,800	Emulex Corporation *	143,244
17,600	QLogic Corp. *	312,576
		455,820	4.31%

Construction - Special Trade Contractors
9,200	Matrix Service Co. *	128,892	1.22%

Crude Petroleum & Natural Gas
5,500	Denbury Resources Inc. *	100,265
18,900	PetroQuest Energy Inc. *	116,046
2,700	Plains Exploration & Production Company *	115,155
4,200	Resolute Energy Corporation *	47,796
4,700	Venoco, Inc. *	50,948
2,400	Whiting Petroleum Corp. *	130,320
		560,530	5.31%

Electrical Work
5,000	EMCOR Group Inc.	138,600	1.31%

Electronic Components & Accessories
20,460	Vishay Intertechnology Inc. *	248,794	2.36%

Fire, Marine & Casualty Insurance
509	Alleghany Inc. *	167,512
3,800	American Financial Group Inc.	146,604
5,400	Aspen Insurance Holdings Limited (Bermuda)	150,876
250	Markel Corp. *	112,235
8,400	Montpelier Re Holdings Ltd. (Bermuda)	162,288
		739,515	7.00%

In Vitro & In Vivo Diagnostic Substances
7,700	Myriad Genetics, Inc. *	182,182	1.73%

Industrial Inorganic Chemicals
700	Tronox Inc. *	121,975	1.16%

Industrial Organic Chemicals
5,900	Sensient Technologies Corporation	224,200
3,200	Westlake Chemical Corp.	207,328
		431,528	4.09%

Iron & Steel Foundries
700	Precision Castparts Corp.	121,030	1.15%

Laboratory Analytical Instruments
6,000	PerkinElmer Inc.	165,960	1.57%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
2,980	PVH Corp.	266,203	2.52%

Mineral Royalty Traders
1,300	Royal Gold, Inc.	84,786	0.80%

National Commercial Banks
15,800	First Niagara Financial Group Inc.	155,472	1.47%

Paperboard Containers & Boxes
801	Rock-Tenn Co. Class A	54,116	0.51%

Petroleum Refining
5,400	Sunoco, Inc.	206,010	1.95%

Pharmaceutical Preparations
4,675	Endo Pharmaceuticals Holdings Inc. *	181,063	1.72%

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
10,200	Chemtura Corp. *	173,196	1.64%

Plastics Products
2,900	AptarGroup Inc.	158,833	1.50%

Retail - Apparel & Accessory Stores
4,000	Express Inc. *	99,920
2,500	The Men's Wearhouse, Inc.	96,925
		196,845	1.87%

Retail - Family Clothing Stores
6,800	American Eagle Outfitters, Inc.	116,892	1.11%

Retail - Miscellaneous Retail
4,900	EZCORP Inc. Class A *	159,054	1.51%

Retail - Retail Stores, NEC
2,700	IAC/InterActiveCorp.	132,543	1.26%

Retail - Shoe Stores
3,300	Foot Locker, Inc.	102,465	0.97%

Retail - Variety Stores
2,700	Big Lots Inc. *	116,154	1.10%

Savings Institution, Federally Chartered
12,600	Capitol Federal Financial	149,688	1.42%

Security Brokers, Dealers & Flotation Companies
21,200	Knight Capital Group Inc. Class A *	272,844	2.59%

Semiconductors & Related Devices
1,500	Diodes Incorporated *	34,770
12,900	Kulicke & Soffa Industries Inc. * (Singapore)	160,347
8,600	Marvell Technology Group Ltd. * (Bermuda)	135,278
5,200	Microsemi Corporation *	111,488
16,500	TriQuint Semiconductor, Inc. *	113,685
		555,568	5.25%

Services - Business Services
5,789	Lender Processing Services, Inc.	150,514
15,170	Premiere Global Services Inc. *	137,137
		287,651	2.73%

Services - Computer Integrated Systems Design
23,200	Convergys Corp. *	309,720	2.93%

Services - Hospitals
5,700	Magellan Health Services Inc. *	278,217
2,400	MEDNAX, Inc. *	178,488
		456,705	4.33%

Services - Management Consulting Services
2,700	FTI Consulting, Inc. *	101,304	0.96%

Services - Motion Picture Theaters
18,900	Regal Entertainment Group Class A	257,040	2.44%

Services - Prepackaged Software
13,900	Compuware Corp. *	127,741	1.21%

Special Industry Machinery
2,400	Cymer, Inc. *	120,000	1.14%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
2,521	SunCoke Energy, Inc *	35,823	0.34%

Wholesale - Electronic Parts & Equipment, NEC
7,000	Avnet, Inc. *	254,730
15,800	Brightpoint, Inc. *	127,190
		381,920	3.62%

Wholesale - Machinery, Equipment & Supplies
4,100	Applied Industrial Technologies	168,633	1.60%

Wholesale - Miscellaneous Durable Goods
2,600	Schnitzer Steel Industries, Inc. Class A	103,740	0.98%

Total for Common Stock (Cost $7,840,400)		$ 9,515,672	90.16%

REAL ESTATE INVESTMENT TRUSTS
25,500	Anworth Mortgage Asset Corp.	167,790
19,400	MFA Financial, Inc.	144,918
3,600	Mid-America Apartment Communities Inc.	241,308
Total for Real Estate Investment Trusts (Cost $535,005)		554,016	5.25%

MONEY MARKET FUNDS
552,238	SEI Daily Income Treasury Government CL B 0.02%**	552,238	5.23%
(Cost $552,238)

Total Investment Securities		10,621,926	100.64%
	(Cost $8,927,643)

Liabilities In Excess of Other Assets		(67,929)	-0.64%

Net Assets		$ 10,553,997	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2012.

See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund

		Schedule of Investments
		March 31, 2012 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Commercial Printing
30,000	Quad/Graphics, Inc.	$ 417,000	3.69%

Communications Services, NEC
48,000	Kratos Defense & Security Solutions, Inc. *	256,320	2.27%

Computer Peripheral Equipment, NEC
50,000	RadiSys Corporation *	370,000	3.28%

Electromedical & Electrotherapeutic Apparatus
70,000	Solta Medical, Inc. *	212,100	1.88%

Industrial Instruments for Measurement, Display and Control
50,000	Rudolph Technologies Inc. *	555,500	4.92%

Instruments for Measuring & Testing of Electricity & Electric Signals
30,000	LeCroy Corp. *	311,700	2.76%

Laboratory Analytical Instruments
60,000	MFC Industrial Ltd. (Canada)	461,400	4.09%

Millwood, Veneer, Plywood, & Structural Wood Members
30,000	American Woodmark Corporation	540,000	4.78%

Miscellaneous Electrical Machinery, Equipment & Supplies
152,000	Exide Technologies *	475,760	4.21%

Oil & Gas Field Exploration Services
10,000	Dawson Geophysical Company *	343,500
55,000	TGC Industries Inc. *	545,600
		889,100	7.87%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
17,000	Exactech Inc. *	269,450	2.39%

Paper Mills
20,000	KapStone Paper and Packaging Corporation *	394,000	3.49%

Pharmaceutical Preparations
30,000	Nature's Sunshine Products, Inc. *	480,600
30,000	Obagi Medical Products, Inc. *	402,000
		882,600	7.82%

Printed Circuit Boards
15,000	TTM Technologies, Inc. *	172,650	1.53%

Retail - Auto Dealers & Gasoline Stations
25,000	West Marine Inc. *	299,500	2.65%

Retail - Catalog & Mail-Order Houses
17,000	Insight Enterprises Inc. *	372,810	3.30%

Retail - Family Clothing Stores
46,000	Stein Mart Inc.	303,600	2.69%

Retail - Furniture Stores
44,000	Haverty Furniture Companies Inc.	488,400	4.33%

Retail - Retail Stores, NEC
25,000	Kirkland's Inc. *	404,500	3.58%

Retail - Shoe Stores
15,000	Finish Line Inc.	318,300	2.82%

Retail - Women's Clothing Stores
70,000	Wet Seal Inc. Class A *	241,500	2.14%

Semiconductors & Related Devices
40,000	Photronics, Inc. *	266,000	2.36%

Services - Computer Integrated Systems Design
30,000	Dynamics Research Corp. *	289,200	2.56%

Services - Personal Services
1,257	Steiner Leisure Limited * (Bahamas)	61,379	0.54%

Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc. *	357,300	3.16%

Surgical & Medical Instruments
100,000	Alphatec Holdings, Inc. *	237,000	2.10%

Wholesale - Electronic Parts & Equipment, NEC
40,000	Brightpoint, Inc. *	322,000
30,000	Richardson Electronics Ltd.	359,400
		681,400	6.03%

Total for Common Stock (Cost $9,338,589)		$ 10,528,469	93.24%

MONEY MARKET FUNDS
771,387	SEI Daily Income Treasury Government CL B 0.02%**	771,387	6.83%
(Cost $771,387)

Total Investment Securities		11,299,856	100.07%
	(Cost $10,109,976)

Liabilities In Excess of Other Assets		(8,172)	-0.07%

Net Assets		$ 11,291,684	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at March 31, 2012.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2012

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at March 31, 2012 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                      Value Fund           Opportunity Fund

                                                               Select Fund

Cost of Investments

$238,079,170

$3,987,585

        $8,927,643

Gross Unrealized Appreciation

$55,263,189

$1,225,906

  $1,842,780

Gross Unrealized Depreciation

  ($6,130,778)

 ($59,725)

   ($148,497)

Net Unrealized Appreciation

   (Depreciation) on Investments

 $49,132,411

  $1,166,181

 $1,694,283

                                                                 Micro-Cap Fund

Cost of Investments

 $10,109,976

Gross Unrealized Appreciation

$1,332,341

Gross Unrealized Depreciation

       ($142,461)

Net Unrealized Appreciation

   (Depreciation) on Investments

$1,189,880

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken on the Funds’ 2012 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, real estate investment trusts and exchange traded funds). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of March 31, 2012:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$253,921,135	$0	$0	$253,921,135
Real Estate Investment Trusts	$15,724,244	$0	$0	$15,724,244
Money Market Funds	$17,566,202	$0	$0	$17,566,202
Total	$287,211,581	$0	$0	$287,211,581

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,628,650	$0	$0	$4,628,650
Real Estate Investment Trusts	$241,308	$0	$0	$241,308
Money Market Funds	$283,808	$0	$0	$283,808
Total	$5,153,766	$0	$0	$5,153,766

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,515,672	$0	$0	$9,515,672
Real Estate Investment Trusts	$554,016	$0	$0	$554,016
Money Market Funds	$552,238	$0	$0	$552,238
Total	$10,621,926	$0	$0	$10,621,926

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,528,469	$0	$0	$10,528,469
Money Market Funds	$771,387	$0	$0	$771,387
Total	$11,299,856	$0	$0	$11,299,856

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended March 31, 2012.  There were no transfers into or out of the Levels during the period ended March 31, 2012.  It is the Funds’ policy to consider transfers into or out the Levels as of the end of the reporting period.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                    5/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:                    5/24/12

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:                    5-24-12